Business Combinations - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2023
Asset Acquisition [Line Items]
Business acquisition, goodwill, expected tax deductible amount		$ 0
Revenue		413,564	$ 584,684	$ 448,193
Net (loss) income		(37,831)	22,585	(1,102)
Acquisition-related costs		19,288	502	$ 0
Explain Everything
Asset Acquisition [Line Items]
Business combination, consideration transferred	$ 8,065
Acquisition of businesses, net of cash	6,000
Business combination, consideration transferred, contingent consideration	377
Business combination , deferred payment	1,939	1,000
Business combination, provisional information, initial accounting incomplete, adjustment, consideration transferred	$ 251
Business combination, contingent consideration arrangements, change in range of outcomes, contingent consideration, liability, value, high		400
Payments for previous acquisition		716
GEH Singapore
Asset Acquisition [Line Items]
Revenue		1,808
Net (loss) income		217
GEH Singapore | eLMTree
Asset Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					85.00%
Gravitas Education Holdings, Inc.
Asset Acquisition [Line Items]
Acquisition-related costs		$ 19,288	502
Business combination, impairment loss			$ 22,661